Prospectus Supplement

January 17, 2014

The Universal Institutional Funds, Inc.

Supplement dated January 17, 2014 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2013 of:

Global Franchise Portfolio (Class II Shares)
(the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 17, 2014

The Universal Institutional Funds, Inc.

Supplement dated January 17, 2014 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2013 of:

Global Franchise Portfolio (Class II Shares) (the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.